Borrowings - Senior and Ship Mortgage Notes Navios Holdings and Navios Logistics (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended		11 Months Ended	12 Months Ended
	Jan. 28, 2011	Mar. 12, 2013	Apr. 12, 2011	Oct. 31, 2016	Apr. 22, 2014	Nov. 29, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Amount used for repayment of debt							$ 40,737
Repurchase of senior notes							30,671	$ 0	$ 0
Gain/ (Loss) on bond and debt extinguishment							29,187	0	$ (27,281)
Senior Notes due 2019
Debt Instrument [Line Items]
Face amount at issuance date	$ 350,000
Issuance date/Date of agreement	Jan. 28, 2011
Fixed interest rate	8.125%
Amount oustanding							291,094	350,000
Redemption price percentage	104.063%
Repurchase of notes				$ 58,906
Repurchase of senior notes				30,671
Gain/ (Loss) on bond and debt extinguishment				$ 27,670
Senior Notes due 2019 | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage	101.00%
Senior Notes due 2019 | Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date		$ 90,000	$ 200,000
Issuance date/Date of agreement		Mar. 12, 2013	Apr. 12, 2011
Fixed interest rate		9.25%	9.25%
Maturity date			Apr. 15, 2019
Debt instrument price premium		103.75%
Gain/ (Loss) on bond and debt extinguishment								(27,281)
Senior Notes due 2019 | Navios Logistics | Accelerated amortization of the deferred finance costs
Debt Instrument [Line Items]
Loss relating to the accelerated amortization of unamortized deferred finance costs								(7,881)
Senior Notes due 2019 | Navios Logistics | Accelerated amortization of the 2019 Senior Notes Premium
Debt Instrument [Line Items]
Gain / (Loss) relating to cash payments for transaction fees and expenses								3,095
Senior Notes due 2019 | Navios Logistics | Transaction fees and expenses
Debt Instrument [Line Items]
Gain/ (Loss) on bond and debt extinguishment								(22,495)
2022 Notes
Debt Instrument [Line Items]
Face amount at issuance date						$ 650,000
Issuance date/Date of agreement						Nov. 29, 2013
Fixed interest rate						7.375%
Amount oustanding							$ 650,000	650,000
Amount used for repayment of debt						$ 488,000
2022 Notes | From issuance date to January 14, 2017
Debt Instrument [Line Items]
Mandatory redemption price percentage							100.00%
2022 Notes | On or after January 15, 2017
Debt Instrument [Line Items]
Redemption price percentage						105.531%
2022 Notes | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage						101.00%
2022 Logistics Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date					$ 375,000
Issuance date/Date of agreement					Apr. 22, 2014
Fixed interest rate					7.25%
Amount oustanding							$ 375,000	$ 375,000
Maturity date					May 01, 2022
Maximum dividend percentage					6.00%
2022 Logistics Senior Notes | Navios Logistics | From issuance date to April 30, 2017
Debt Instrument [Line Items]
Redemption price percentage					100.00%
2022 Logistics Senior Notes | Navios Logistics | On or after May 1, 2017
Debt Instrument [Line Items]
Redemption price percentage					105.438%
2022 Logistics Senior Notes | Navios Logistics | Redemption using net proceeds of equity offering | From issuance date to April 30, 2017
Debt Instrument [Line Items]
Redemption price percentage					107.25%
2022 Logistics Senior Notes | Navios Logistics | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage					101.00%
2022 Logistics Senior Notes | Navios Logistics | Minimum | Redemption using net proceeds of equity offering | From issuance date to April 30, 2017
Debt Instrument [Line Items]
Percentage of principal amount of debt outstanding after redemption					65.00%
2022 Logistics Senior Notes | Navios Logistics | Maximum | Redemption using net proceeds of equity offering | From issuance date to April 30, 2017
Debt Instrument [Line Items]
Percentage of principal amount redeemed					35.00%
2022 Logistics Senior Notes | All subsidiaries of Navios Logistics
Debt Instrument [Line Items]
Percentage of ownership							100.00%
Navios Logistics Notes Payable
Debt Instrument [Line Items]
Interest Rate							six-month LIBOR